Offsetting of financial assets and financial liabilities	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Offsetting of financial assets and financial liabilities
16. Offsetting of financial assets and financial liabilities
Tables below show the gross amounts of financial assets and liabilities, amounts offset, and net amounts presented in the consolidated statements of financial position, as well as the financial assets and liabilities that are subject to enforceable master netting agreements or similar agreements, as of March 31, 2023 and 2024.

	Yen in millions
	March 31, 2023
	Gross amounts recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Gross amounts not offset in the consolidated statements of financial position
				Financial instruments	Cash collateral	Net amounts

Derivative assets *1	34,382	—	34,382	16,430	13,852	4,100
Trade receivables *2	175,872	174,930	942	—	—	942

Total assets	210,254	174,930	35,324	16,430	13,852	5,042

Derivative liabilities *1	31,997	—	31,997	21,700	5,216	5,081
Trade payables *2	281,295	174,930	106,365	—	—	106,365
Short-term borrowings *3	1,557,652	—	1,557,652	1,556,595	—	1,057

Total liabilities	1,870,944	174,930	1,696,014	1,578,295	5,216	112,503

	Yen in millions
	March 31, 2024
	Gross amounts recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Gross amounts not offset in the consolidated statements of financial position
				Financial instruments	Cash collateral	Net amounts
Derivative assets *1	33,661	—	33,661	12,098	17,878	3,685
Trade receivables *2	48,925	47,550	1,375	—	—	1,375

Total assets	82,586	47,550	35,036	12,098	17,878	5,060

Derivative liabilities *1	28,107	—	28,107	13,153	6,522	8,432
Trade payables *2	69,436	47,550	21,886	—	—	21,886
Short-term borrowings *3	1,504,893	—	1,504,893	1,503,455	—	1,438

Total liabilities	1,602,436	47,550	1,554,886	1,516,608	6,522	31,756

*1
Certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (“ISDA”) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Master netting agreements create a right of set off, but the master netting agreements do not automatically provide for such set off.

*2	Amounts offset in the consolidated statements of financial position are related to repurchase agreements of products.

*3	Short-term borrowings relate to bond lending transactions and repurchase agreements (repos).